Janus Henderson Triton Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – 97.7%
Aerospace & Defense – 3.3%
Axon Enterprise Inc*	1,764,517	$129,303,806
HEICO Corp	1,030,438	92,255,114
Teledyne Technologies Inc*	513,441	177,927,844
		399,486,764
Auto Components – 0.7%
Visteon Corp*	959,334	83,068,731
Automobiles – 0.4%
Thor Industries Inc	710,990	52,819,447
Banks – 1.1%
Pacific Premier Bancorp Inc	2,390,746	77,950,273
PacWest Bancorp	1,603,391	61,361,774
		139,312,047
Biotechnology – 6.1%
Amicus Therapeutics Inc*	4,190,693	40,817,350
Ascendis Pharma A/S (ADR)*	248,623	34,588,432
Eagle Pharmaceuticals Inc/DE*,£	1,117,381	67,132,250
Epizyme Inc*	520,079	12,793,943
FibroGen Inc*	1,045,028	44,821,251
Global Blood Therapeutics Inc*	1,070,240	85,073,378
Heron Therapeutics Inc*	2,347,401	55,163,923
Ironwood Pharmaceuticals Inc*	4,040,735	53,782,183
Ligand Pharmaceuticals Inc*,£	1,126,165	117,447,748
Neurocrine Biosciences Inc*	1,032,834	111,019,327
Sage Therapeutics Inc*	560,000	40,426,400
Sarepta Therapeutics Inc*	605,547	78,139,785
		741,205,970
Capital Markets – 3.1%
Eaton Vance Corp	1,526,057	71,251,601
LPL Financial Holdings Inc	2,849,744	262,888,884
MarketAxess Holdings Inc	112,791	42,760,196
		376,900,681
Chemicals – 2.3%
HB Fuller Co	1,732,127	89,325,789
Sensient Technologies Corp£	2,948,635	194,875,287
		284,201,076
Commercial Services & Supplies – 2.2%
Cimpress PLC*,#	658,181	82,779,424
IAA Inc*	2,467,168	116,104,926
KAR Auction Services Inc	3,120,720	68,000,489
		266,884,839
Construction Materials – 1.1%
Summit Materials Inc*	5,494,660	131,322,374
Containers & Packaging – 2.2%
Crown Holdings Inc*	3,739,526	271,265,216
Diversified Consumer Services – 2.4%
frontdoor Inc*	2,241,076	106,271,824
ServiceMaster Global Holdings Inc*	4,729,345	182,836,478
		289,108,302
Diversified Financial Services – 0.8%
Clarivate Analytics PLC*	5,666,655	95,199,804
Diversified Telecommunication Services – 0.5%
Vonage Holdings Corp*	7,444,823	55,166,138
Electrical Equipment – 0.9%
EnerSys	1,401,019	104,838,252
Electronic Equipment, Instruments & Components – 4.3%
Belden Inc	2,038,165	112,099,075
Cognex Corp	951,489	53,321,444
Itron Inc*	1,091,206	91,606,744
National Instruments Corp	1,000,412	42,357,444
OSI Systems Inc*,£	1,321,798	133,157,930
Rogers Corp*	707,023	88,186,979
		520,729,616
Entertainment – 0.1%
AMC Entertainment Holdings Inc#,£	2,073,757	15,014,001
Equity Real Estate Investment Trusts (REITs) – 0.8%
Lamar Advertising Co	1,121,881	100,139,098
Food & Staples Retailing – 0.7%
Casey's General Stores Inc	515,609	81,976,675

Shares or Principal Amounts		Value
Common Stocks – (continued)
Food Products – 2.1%
Hostess Brands Inc*	4,096,466	$59,562,616
Premium Brands Holdings Corp	1,247,074	87,364,334
Simply Good Foods Co*	3,915,331	111,743,547
		258,670,497
Health Care Equipment & Supplies – 9.7%
Avanos Medical Inc*	1,141,371	38,464,203
Cantel Medical Corp	1,781,701	126,322,601
Cardiovascular Systems Inc*	531,169	25,809,502
DexCom Inc*	222,296	48,625,027
Envista Holdings Corp*	2,154,383	63,855,912
Glaukos Corp*	1,595,922	86,929,871
Globus Medical Inc*	2,506,861	147,603,976
ICU Medical Inc*	523,867	98,025,993
Integra LifeSciences Holdings Corp*	3,403,704	198,367,869
Natus Medical Inc*,£	1,652,647	54,520,824
STERIS PLC	1,107,334	168,779,848
West Pharmaceutical Services Inc	798,241	119,999,569
		1,177,305,195
Health Care Providers & Services – 0.7%
HealthEquity Inc*	1,132,784	83,905,311
Hotels, Restaurants & Leisure – 4.2%
Churchill Downs Inc	544,903	74,760,692
Dunkin' Brands Group Inc	1,128,430	85,241,602
Jack in the Box Inc	923,863	72,089,030
Luckin Coffee Inc*,#	1,424,106	56,052,812
Six Flags Entertainment Corp	1,280,294	57,754,062
Texas Roadhouse Inc	1,067,625	60,128,640
Wendy's Co	4,883,102	108,453,695
		514,480,533
Industrial Conglomerates – 1.7%
Carlisle Cos Inc	1,272,938	206,012,286
Information Technology Services – 6.3%
Broadridge Financial Solutions Inc	1,401,040	173,084,482
Euronet Worldwide Inc*	1,652,138	260,310,863
Jack Henry & Associates Inc	395,777	57,652,836
LiveRamp Holdings Inc*	1,692,886	81,377,030
MAXIMUS Inc	773,312	57,526,680
WEX Inc*	670,780	140,501,579
		770,453,470
Internet & Direct Marketing Retail – 1.0%
Etsy Inc*	1,832,080	81,161,144
MakeMyTrip Ltd*	261,430	5,986,747
Wayfair Inc*,#	440,530	39,810,696
		126,958,587
Life Sciences Tools & Services – 3.3%
Bio-Techne Corp	623,948	136,962,825
Bruker Corp	3,311,446	168,784,403
PerkinElmer Inc	1,013,118	98,373,758
		404,120,986
Machinery – 9.3%
Donaldson Co Inc	2,762,352	159,166,722
Gates Industrial Corp PLC*	5,868,613	80,752,115
ITT Inc	2,823,877	208,712,749
John Bean Technologies Corp	881,051	99,259,206
Kennametal Inc	1,985,719	73,253,174
Middleby Corp*	776,647	85,058,379
Nordson Corp	804,465	130,999,081
Proto Labs Inc*	631,678	64,146,901
Rexnord Corp*	4,689,972	152,986,887
Wabtec Corp	1,012,804	78,796,151
		1,133,131,365
Media – 0.6%
Cable One Inc	46,551	69,289,767
Oil, Gas & Consumable Fuels – 0.6%
Magnolia Oil & Gas Corp*	6,279,839	79,000,375
Personal Products – 0.5%
Ontex Group NV	2,909,297	61,182,753
Pharmaceuticals – 3.3%
Catalent Inc*	5,909,642	332,712,845
Horizon Therapeutics PLC*	1,433,155	51,880,211
MyoKardia Inc*	275,775	20,099,861
		404,692,917

Shares or Principal Amounts		Value
Common Stocks – (continued)
Professional Services – 1.1%
Insperity Inc	852,529	$73,351,595
TriNet Group Inc*	967,838	54,789,309
		128,140,904
Real Estate Management & Development – 0.7%
Jones Lang LaSalle Inc	523,162	91,077,273
Road & Rail – 1.2%
Saia Inc*,£	1,507,230	140,353,258
Semiconductor & Semiconductor Equipment – 3.9%
Cree Inc*	1,233,421	56,922,379
Entegris Inc	3,147,882	157,677,409
ON Semiconductor Corp*	9,880,548	240,887,760
Xperi Corp£	984,330	18,210,105
		473,697,653
Software – 10.9%
ACI Worldwide Inc*	2,388,285	90,480,177
Altair Engineering Inc*,#	738,982	26,536,844
Avalara Inc*	1,218,622	89,264,061
Blackbaud Inc£	2,664,891	212,125,324
Digimarc Corp*,#,£	692,357	23,235,501
Envestnet Inc*	2,151,987	149,842,855
Guidewire Software Inc*	907,757	99,644,486
j2 Global Inc	883,791	82,820,055
RealPage Inc*	2,530,312	136,004,270
SS&C Technologies Holdings Inc	3,993,756	245,216,618
Yext Inc*	4,582,278	66,076,449
Zendesk Inc*	1,314,334	100,717,414
		1,321,964,054
Specialty Retail – 1.2%
National Vision Holdings Inc*	2,202,756	71,435,377
Williams-Sonoma Inc	955,733	70,189,031
		141,624,408
Technology Hardware, Storage & Peripherals – 1.2%
NCR Corp*	4,311,644	151,597,403
Textiles, Apparel & Luxury Goods – 0.6%
Carter's Inc	673,918	73,686,194
Thrifts & Mortgage Finance – 0.6%
LendingTree Inc*	254,664	77,275,244
Total Common Stocks (cost $8,155,953,922)		11,897,259,464
Investment Companies – 2.5%
Money Markets – 2.5%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº,£ (cost $305,319,490)	305,319,490	305,319,490
Investments Purchased with Cash Collateral from Securities Lending – 0.8%
Investment Companies – 0.7%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº,£	83,632,549	83,632,549
Time Deposits – 0.1%
Canadian Imperial Bank of Commerce, 1.6000%, 1/2/20	$16,401,387	16,401,387
Total Investments Purchased with Cash Collateral from Securities Lending (cost $100,033,936)		100,033,936
Total Investments (total cost $8,561,307,348) – 101.0%		12,302,612,890
Liabilities, net of Cash, Receivables and Other Assets – (1.0)%		(121,260,220)
Net Assets – 100%		$12,181,352,670

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$12,057,437,812	98.0%
Canada	87,364,334	0.7
Belgium	61,182,753	0.5
China	56,052,812	0.5
Denmark	34,588,432	0.3
India	5,986,747	0.0

Total	$12,302,612,890	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/19
Common Stocks - 7.3%
Biotechnology - 1.5%
Eagle Pharmaceuticals Inc/DE*	$-	$-	$3,922,007	$67,132,250
Ligand Pharmaceuticals Inc*	-	-	3,721,483	117,447,748
Total Biotechnology	$-	$-	$7,643,490	$184,579,998
Chemicals - 1.6%
Sensient Technologies Corp	1,107,975	-	(6,921,461)	194,875,287
Electronic Equipment, Instruments & Components - 1.1%
OSI Systems Inc*	-	-	(789,068)	133,157,930
Entertainment - N/A
AMC Entertainment Holdings Inc#,š	1,047,532	(45,485,356)	28,049,606	N/A
Health Care Equipment & Supplies - N/A
Natus Medical Inc*,š	-	(8,434,308)	10,611,066	N/A
Road & Rail - 1.2%
Saia Inc*	-	3,920,638	(4,524,070)	140,353,258
Semiconductor & Semiconductor Equipment - N/A
Xperi Corpš	603,204	(35,541,702)	28,682,391	N/A
Software - 1.9%
Blackbaud Inc	327,539	1,494,151	(31,147,693)	212,125,324
Cision Ltd*	-	(2,247,771)	21,510,310	-
Digimarc Corp*,#	-	-	(3,828,734)	23,235,501
Total Software	$327,539	$(753,620)	$(13,466,117)	$235,360,825
Total Common Stocks	$3,086,250	$(86,294,348)	$49,285,837	$888,327,298
Investment Companies - 2.5%
Money Markets - 2.5%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	1,622,994	8,734	-	305,319,490
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Investment Companies - 0.7%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	1,837,748∆	-	-	83,632,549
Total Affiliated Investments - 10.5%	$6,546,992	$(86,285,614)	$49,285,837	$1,277,279,337

(1) For securities that were affiliated for a portion of the period ended December 31, 2019, this column reflects amounts for the entire period ended December 31, 2019 and not just the period in which the security was affiliated.

	Share Balance at 9/30/19	Purchases	Sales	Share Balance at 12/31/19
Common Stocks - 7.3%
Biotechnology - 1.5%
Eagle Pharmaceuticals Inc/DE*	1,117,381	-	-	1,117,381
Ligand Pharmaceuticals Inc*	917,099	209,066	-	1,126,165
Chemicals - 1.6%
Sensient Technologies Corp	2,840,961	107,674	-	2,948,635
Electronic Equipment, Instruments & Components - 1.1%
OSI Systems Inc*	1,154,430	167,368	-	1,321,798
Entertainment - N/A
AMC Entertainment Holdings Inc#,š	5,237,661	-	(3,163,904)	2,073,757
Health Care Equipment & Supplies - N/A
Natus Medical Inc*,š	2,735,493	-	(1,082,846)	1,652,647
Road & Rail - 1.2%
Saia Inc*	1,474,703	207,011	(174,484)	1,507,230

Common Stocks - 7.3%
Semiconductor & Semiconductor Equipment - N/A
Xperi Corpš	3,016,022	-	(2,031,692)	984,330
Software - 1.9%
Blackbaud Inc	2,812,206	-	(147,315)	2,664,891
Cision Ltd*	8,294,911	-	(8,294,911)	-
Digimarc Corp*,#	692,357	-	-	692,357
Investment Companies - 2.5%
Money Markets - 2.5%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	359,211,590	369,405,324	(423,297,424)	305,319,490
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Investment Companies - 0.7%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	9,976,200	234,790,551	(161,134,202)	83,632,549

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Citibank, National Association:
Canadian Dollar	1/9/20	(28,254,000)	$21,515,953	$(245,610)
Euro	1/9/20	(5,327,000)	5,926,730	(50,470)

				(296,080)
Credit Suisse International:
Canadian Dollar	2/13/20	(40,153,000)	30,255,274	(676,704)
Euro	2/13/20	(20,240,000)	22,552,793	(208,282)

				(884,986)
HSBC Securities (USA), Inc.:
Euro	2/27/20	(14,472,000)	16,133,496	(154,191)
JPMorgan Chase Bank, National Association:
Canadian Dollar	1/9/20	(16,275,000)	12,335,698	(199,499)
Total				$(1,534,756)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2019

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 102,169,815

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

#	Loaned security; a portion of the security is on loan at December 31, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of December 31, 2019.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$11,897,259,464	$-	$-
Investment Companies	-	305,319,490	-
Investments Purchased with Cash Collateral from Securities Lending	-	100,033,936	-
Total Assets	$11,897,259,464	$405,353,426	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,534,756	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.